LEASING - Cash Flows (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Leases [Abstract]
Principal payments	SFr 121.0	SFr 114.4
Interest payments	61.3	61.0
Payments for short-term leases	3.1	2.4
Total payments	SFr 185.4	SFr 177.8